Commitments, contingent liabilities and contingent assets - Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	$ 1,321	$ 1,336	$ 830
Other tax contingencies included in tax liability	937	935	570
Increase/decrease in other tax contingencies included in tax liability	2
Increase (decrease) in current tax assets through movements in other tax contingencies	742
Increase (decrease) in deferred tax liabilities through movements in other tax contingencies	(133)
Increase (decrease) in deferred tax assets through movements in other tax contingencies	(929)
Increase (decrease) in current tax liabilities through movements in other tax contingencies	269
Accrued interest	164	184	106
Amount included within income tax payable	1,406	1,584	896
Amount included within income tax receivable	1,859	1,426	731
Income tax payable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	1,157	1,241	632
Deferred tax assets
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	1,304	441	291
Deferred tax liabilities
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	122	9	(20)
Income tax receivable
Commitments and contingent liabilities
Net tax liabilities with respect to uncertain tax positions	1,018	337	113
Transfer pricing
Commitments and contingent liabilities
Tax contingency related to transfer pricing audits included in tax liability	384	401	260
Increase in tax contingencies, transfer pricing	(17)
Maximum
Commitments and contingent liabilities
Maximum amount of possible additional losses, other tax contingencies	214	293	209
Potential additional tax liabilities related to other tax matters for which no tax liability has been recognised		0	280
Maximum | Transfer pricing
Commitments and contingent liabilities
Maximum amount of possible additional losses, transfer pricing	$ 422	$ 386	$ 245